Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000162358 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%	[1]
C000162358 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000162358 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
C000162358 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[1]
C000162358 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
C000162358 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
C000162358 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000162358 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000162358 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000162358 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000162358 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000162358 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000162358 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000162358 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000162358 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162358 [Member] | Government Obligation Bond Limited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162358 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000172840 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172840 [Member] | MTR Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172840 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172840 [Member] | Power Assets Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | Hong Kong And China Gas Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172840 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172840 [Member] | Wilmar International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172840 [Member] | CapitaLand Integrated Commercial Trust [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172840 [Member] | Telstra Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172840 [Member] | Singapore Airlines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000172840 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172840 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172840 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000172840 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172840 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000172840 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000172840 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172840 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000172840 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000172840 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172841 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172841 [Member] | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172841 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172841 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172841 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172841 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172841 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172841 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172841 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172841 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172841 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000172841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000172841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172841 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000187865 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[2]
C000187865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
C000187865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[2]
C000187865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[2]
C000187865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[2]
C000187865 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000187865 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000187865 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000187865 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000187865 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000187865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000187865 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000187865 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000187865 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000187865 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000187865 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000205579 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000205579 [Member] | SP 1 Plus short term [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000205579 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000205579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000205579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[3]
C000205579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.60%	[3]
C000205579 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
C000205579 [Member] | SP 1 MIG1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000205579 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000205579 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000205579 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000205579 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000205579 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205579 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000205579 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205579 [Member] | Government Obligation Bond Limited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000205579 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000205579 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205581 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[4]
C000205581 [Member] | SP 1 Plus short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000205581 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000205581 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
C000205581 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000205581 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%	[4]
C000205581 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[4]
C000205581 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000205581 [Member] | MIG3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000205581 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000205581 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000205581 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000205581 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000205581 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000205581 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205581 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000205581 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000205581 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000216993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000216993 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000216993 [Member] | Short Financials [Member]
Holdings [Line Items]
Percent of Total Investments	(7.00%)
C000216993 [Member] | Long Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000216993 [Member] | Long Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216993 [Member] | Long Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000216993 [Member] | Long Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216993 [Member] | Long Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000216993 [Member] | Long Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000216993 [Member] | Long Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000216993 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000216993 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000216993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000216993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000216993 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218390 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218390 [Member] | Four Corners Property Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218390 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218390 [Member] | Gaming and Leisure Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218390 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218390 [Member] | Starwood Property Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218390 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218390 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218390 [Member] | Annaly Capital Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218390 [Member] | Graco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218390 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000218390 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000218390 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218390 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000218390 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218390 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000218390 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000218390 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000218390 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000218390 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223991 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[5]
C000223991 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000223991 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000223991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[5]
C000223991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[5]
C000223991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%	[5]
C000223991 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[5]
C000223991 [Member] | SP 1 MIG1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
C000223991 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000223991 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000223991 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000223991 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000223991 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000223991 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223991 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000223991 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000223991 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000223991 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%

[1]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[5]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.